Consolidated Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 113.8%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	25,442,080	$25,686,168
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	7,825,000	8,013,931 (a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	13,659,170	14,615,335
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	29,399,600	30,624,917 (a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	111,349,560	122,224,380 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,796,494	3,874,547
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	20,950,950	17,050,202
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	26,541,928	23,506,381 (b)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	37,124,925	28,807,909 (c)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	56,468,680	35,437,274 (a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	20,067,198	11,725,887
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	30,546,250	30,637,984
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	30,408,500	30,425,803
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	92,976,800	92,772,889 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	39,713,850	39,320,320 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	31,877,172	31,523,115 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	23,473,590	22,942,917 (a)
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/27	2,130,820	2,159,872
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	7,676,880	7,508,115
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	10,030,200	10,140,100
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,226,680	1,149,304
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	7,065,240	6,456,223
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	22,201,335	19,987,763
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	33,237,142	31,757,074 (a)(c)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	34,908,480	34,814,304

Total U.S. Treasury Inflation Protected Securities (Cost — $711,102,545)				683,162,714
Corporate Bonds & Notes — 9.9%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	98,452

Consumer Discretionary — 0.6%
Hotels, Restaurants & Leisure — 0.6%
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,480,000	2,490,669
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	181,328
Sands China Ltd., Senior Notes	4.375%	6/18/30	600,000	569,917
Sands China Ltd., Senior Notes	3.250%	8/8/31	600,000	523,651

Total Consumer Discretionary				3,765,565
Energy — 4.7%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	11,000	10,939
Oil, Gas & Consumable Fuels — 4.7%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	580,000	552,701
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,230,000	1,275,097 (d)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,820,000	1,515,052
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,200,000	1,218,228
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,880,000	2,718,971
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	4.375%	4/15/30	70,000	$69,292
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	228,617
EQT Corp., Senior Notes	5.000%	1/15/29	1,240,000	1,245,851
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	6,590,000	5,606,695
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	480,791
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	331,694
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	2,729,172
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,180,000	1,230,072
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,410,000	1,427,660
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	4,000,000	3,860,424 (d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,300,000	1,205,596
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,360,700
Total Oil, Gas & Consumable Fuels				28,056,613

Total Energy				28,067,552
Financials — 1.0%
Banks — 0.7%
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	4,480,000	4,141,172 (e)
Financial Services — 0.3%
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.399%	12/21/65	2,084,000	1,789,782 (d)(e)

Total Financials				5,930,954
Health Care — 0.8%
Pharmaceuticals — 0.8%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	3,130,000	3,117,011 (d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	1,911,432 (d)

Total Health Care				5,028,443
Industrials — 0.5%
Aerospace & Defense — 0.5%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	26,990
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,470,000	2,945,262

Total Industrials				2,972,252
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	400,000	333,653 (d)

Materials — 2.2%
Metals & Mining — 2.2%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	570,000	572,556 (d)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000	1,600,651 (d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	1,110,000	956,253 (d)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,193,100
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,620,000	1,554,893
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	2,330,000	2,249,005 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000	494,180 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000	1,595,223 (d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,600,000	1,480,174
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000	$1,348,616

Total Materials				13,044,651
Total Corporate Bonds & Notes (Cost — $64,032,751)				59,241,522
Collateralized Mortgage Obligations(f) — 8.1%
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	1,748,246	1,736,610 (d)
Banc of America Funding Trust, 2015-R2 5A2	4.499%	9/29/36	3,791,538	3,069,014 (d)(e)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.021%	9/15/54	8,097,328	333,670 (e)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	6.859%	7/15/35	2,000,000	1,993,174 (d)(e)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.233%	8/15/41	1,080,000	1,086,678 (d)(e)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.578%	8/19/38	772,002	771,224 (d)(e)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	5.126%	9/15/36	910,000	904,723 (d)(e)
BX Commercial Mortgage Trust, 2021-XL2 D (1 mo. Term SOFR + 1.511%)	5.823%	10/15/38	1,225,000	1,223,131 (d)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.418%	2/15/39	1,274,000	1,274,945 (d)(e)
BX Trust, 2021-ARIA D (1 mo. Term SOFR + 2.010%)	6.322%	10/15/36	2,230,000	2,228,988 (d)(e)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,300,000	1,315,031 (d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	5.328%	2/15/38	238,253	237,366 (d)(e)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	570,000	586,000 (d)(e)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	750,000	787,649 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B1 (30 Day Average SOFR + 2.650%)	7.002%	1/25/51	1,176,000	1,260,718 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.852%	6/25/42	1,820,000	1,958,719 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA1 M1A (30 Day Average SOFR + 2.100%)	6.453%	3/25/43	533,207	542,995 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	6.453%	4/25/43	1,223,081	1,245,520 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.302%	2/25/44	1,850,000	1,874,077 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA2 A1 (30 Day Average SOFR + 1.250%)	5.602%	5/25/44	754,430	758,326 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	875,416	870,763 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.566%	7/25/39	394,419	408,947 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.716%	1/25/40	1,660,000	1,719,591 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	9.902%	1/25/43	480,000	531,466 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.453%	6/25/43	510,000	537,719 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.152%	2/25/44	500,000	505,810 (d)(e)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.448%	7/15/39	654,262	654,491 (d)(e)
GS Mortgage Securities Trust, 2020-GC45 A5	2.911%	2/13/53	380,000	350,479
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	7.359%	5/15/38	1,760,000	1,760,414 (d)(e)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	6.462%	6/19/37	2,264,214	2,266,959 (d)(e)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	5.227%	4/15/38	371,747	371,499 (d)(e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	5.204%	11/15/36	1,903,705	$1,900,135 (d)(e)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,368,380 (d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	330,000	337,964
New Residential Mortgage Loan Trust, 2016-3A B2	4.250%	9/25/56	371,629	361,297 (d)(e)
OBX Trust, 2023-NQM3 A1	5.949%	2/25/63	1,481,024	1,488,321 (d)
OBX Trust, 2024-NQM17 A3	6.015%	11/25/64	1,553,636	1,564,134 (d)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	1,311,686	1,321,532 (d)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	1,282,305	1,298,400 (d)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.312%	1/15/39	390,000	389,222 (d)(e)
SREIT Trust, 2021-MFP A (1 mo. Term SOFR + 0.845%)	5.157%	11/15/38	582,778	581,915 (d)(e)
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	5.236%	10/15/34	1,930,000	1,918,919 (d)(e)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.750%	3/15/42	300,000	299,736 (d)(e)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	274,274	265,592
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.500%	4/15/54	3,881,043	254,307 (e)

Total Collateralized Mortgage Obligations (Cost — $48,006,576)				48,516,550
Non-U.S. Treasury Inflation Protected Securities — 5.3%
Brazil — 2.4%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	33,164,598 BRL	5,328,112
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	36,598,171 BRL	5,771,100
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	22,650,941 BRL	3,208,647
Total Brazil				14,307,859
Mexico — 0.5%

Mexican Udibonos, Bonds	4.000%	11/30/28	62,981,640 MXN	2,934,616
United Kingdom — 0.4%

United Kingdom Inflation-Linked Gilt, Bonds	0.125%	3/22/68	4,396,784 GBP	2,891,582 (g)
Uruguay — 2.0%
Uruguay Government International Bond, Senior Notes	4.250%	4/5/27	331,635,474 UYU	7,979,893
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	155,455,595 UYU	3,925,367
Total Uruguay				11,905,260

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $43,443,944)				32,039,317
Sovereign Bonds — 2.6%
Brazil — 0.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	6,687,000 BRL	1,011,409
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,446,000 BRL	384,885
Total Brazil				1,396,294
Chile — 0.7%

Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,040,000,000 CLP	3,937,791
Mexico — 1.2%
Mexican Bonos, Senior Notes	7.750%	11/13/42	88,280,000 MXN	3,516,761
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	3,720,000	3,607,430
Total Mexico				7,124,191
Nigeria — 0.0%††

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000	274,146 (d)
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	251,000,000 INR	2,939,012

Total Sovereign Bonds (Cost — $20,275,471)				15,671,434
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 0.1%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. Term SOFR + 0.914%)	5.234%	9/25/46	20,480	$19,440 (e)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	6.160%	10/15/37	507,608	503,234 (d)(e)

Total Asset-Backed Securities (Cost — $492,180)				522,674
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Bonds (Cost — $317,754)	4.625%	11/15/44	310,000	313,488
Total Investments before Short-Term Investments (Cost — $887,671,221)				839,467,699
			Shares
Short-Term Investments — 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $16,936,627)	4.320%		16,936,627	16,936,627 (h)(i)
Total Investments — 142.7% (Cost — $904,607,848)				856,404,326
Liabilities in Excess of Other Assets — (42.7)%				(256,060,491)
Total Net Assets — 100.0%				$600,343,835

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(c)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $16,936,627 and the cost was $16,936,627 (Note 2).

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Opportunities & Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLP	—	Chilean Peso
GBP	—	British Pound
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At February 28, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	4.640%	12/5/2024	6/5/2025	$260,627,495	U.S. Treasury Inflation Protected Securities Cash	$266,490,042 800,000
				$260,627,495		$267,290,042

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Copper	200	5/25	$21,556,512	$22,740,000	$1,183,488
Copper	40	9/25	4,660,285	4,630,000	(30,285)
U.S. Treasury 5-Year Notes	144	6/25	15,418,871	15,543,000	124,129
					1,277,332
Contracts to Sell:
U.S. Treasury Long-Term Bonds	107	6/25	12,422,682	12,636,032	(213,350)
U.S. Treasury Ultra Long-Term Bonds	209	6/25	25,169,092	25,942,125	(773,033)
					(986,383)
Net unrealized appreciation on open futures contracts					$290,949
At February 28, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	35,173,821	USD	6,013,853	Citibank N.A.	3/6/25	$(47,197)
BRL	35,173,821	USD	6,117,186	Citibank N.A.	3/6/25	(150,530)
USD	5,930,354	BRL	35,173,821	Citibank N.A.	3/6/25	(36,302)
USD	6,013,853	BRL	35,173,822	Citibank N.A.	3/6/25	47,197
USD	6,083,016	BRL	35,173,822	Citibank N.A.	4/2/25	154,001
USD	2,911,325	MXN	60,377,672	Bank of America N.A.	4/16/25	(6,365)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,670,929	GBP	2,977,592	BNP Paribas SA	4/16/25	$(74,133)
INR	461,771,109	USD	5,321,476	Citibank N.A.	4/16/25	(62,688)
USD	2,416,943	INR	210,974,937	Citibank N.A.	4/16/25	14,297
USD	2,859,330	UYU	127,583,301	Citibank N.A.	4/16/25	(110,601)
USD	4,281,990	UYU	188,107,808	Citibank N.A.	4/16/25	(96,854)
USD	1,003,859	MXN	20,747,208	Goldman Sachs Group Inc.	4/16/25	1,271
EUR	25,500	USD	26,380	Morgan Stanley & Co. Inc.	4/16/25	137
MXN	5,113,015	USD	247,586	Morgan Stanley & Co. Inc.	4/16/25	(504)
MXN	61,335,055	USD	2,976,837	Morgan Stanley & Co. Inc.	4/16/25	(12,884)
USD	3,528,015	CLP	3,566,117,405	Morgan Stanley & Co. Inc.	4/16/25	(184,177)
Net unrealized depreciation on open forward foreign currency contracts						$(565,332)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
MXN	—	Mexican Peso
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At February 28, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$35,993,000	12/20/29	5.000% quarterly	$2,754,526	$2,389,354	$365,172
Markit CDX.NA.IG.43 Index	59,895,000	12/20/29	1.000% quarterly	1,316,156	1,236,135	80,021
Total	$95,888,000			$4,070,682	$3,625,489	$445,193

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$6,332,999	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$413,668	—	$413,668

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Opportunities & Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.390%

Abbreviation(s) used in this table:
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$9,701,263	5.75%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	4,751,040	2.82%
Argentine Republic Government International Bond, 5.000% due 1/9/38	14,110,000	9,449,467	5.60%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,927,513	3.51%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,568,400	2.71%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,516,439	3.27%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	12,070,594	7.15%
Ecuador Government International Bond, 5.500% due 7/31/35	9,150,000	4,925,903	2.92%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,970,295	2.95%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,128,000	1.85%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	5,265,400	3.12%
Ethiopia International Bond, 6.625% due 12/11/25(a)	10,970,000	9,266,641	5.49%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,411,439	1.43%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	2,877,457	1.71%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,742,400	2.81%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	11,739,769	6.96%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,740,898	2.81%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,493,780	2.66%
Nigeria Government International Bond, 7.375% due 9/28/33	11,310,000	9,992,724	5.92%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,564,922	3.30%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	34,000,000	4,861,999	2.88%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	10,331,484	6.12%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,220,641	1.91%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	2,950,781	1.75%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,156,025	1.28%
Sri Lanka Government International Bond, 3.100% due 1/15/30	863,000	767,423	0.45%
Sri Lanka Government International Bond, 3.350% due 3/15/33	1,693,000	1,358,438	0.81%
Sri Lanka Government International Bond, 3.600% due 6/15/35	1,143,000	791,419	0.47%
Sri Lanka Government International Bond, 3.600% due 5/15/36	793,000	643,619	0.38%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Opportunities & Income Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.600% due 2/15/38	$1,587,000	$1,304,117	0.77%
Sri Lanka Government International Bond, 4.000% due 4/15/28	1,135,000	984,129	0.58%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	299,920	0.18%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	868,910	0.51%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	1,112,458	0.66%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	923,516	0.55%
Ukraine Government International Bond, 1.750% due 2/1/34	4,670,491	2,750,919	1.63%
Ukraine Government International Bond, 1.750% due 2/1/35	3,194,182	1,849,431	1.10%
Ukraine Government International Bond, 1.750% due 2/1/36	1,966,168	1,118,750	0.66%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,202,556	1.31%
Zambia Government International Bond, 5.750% due 6/30/33	3,002,324	2,127,672	1.26%
Total		$168,728,551	100.00%
(a)
The coupon payment on this security is currently in default as of February 28, 2025.
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the Consolidated Schedule of Investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$683,162,714	—	$683,162,714
Corporate Bonds & Notes	—	59,241,522	—	59,241,522
Collateralized Mortgage Obligations	—	48,516,550	—	48,516,550
Non-U.S. Treasury Inflation Protected Securities	—	32,039,317	—	32,039,317
Sovereign Bonds	—	15,671,434	—	15,671,434
Asset-Backed Securities	—	522,674	—	522,674
U.S. Government & Agency Obligations	—	313,488	—	313,488
Total Long-Term Investments	—	839,467,699	—	839,467,699
Short-Term Investments†	$16,936,627	—	—	16,936,627
Total Investments	$16,936,627	$839,467,699	—	$856,404,326
Other Financial Instruments:
Futures Contracts††	$1,307,617	—	—	$1,307,617
Forward Foreign Currency Contracts††	—	$216,903	—	216,903
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	445,193	—	445,193
OTC Total Return Swaps	—	413,668	—	413,668
Total Other Financial Instruments	$1,307,617	$1,075,764	—	$2,383,381
Total	$18,244,244	$840,543,463	—	$858,787,707

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,016,668	—	—	$1,016,668
Forward Foreign Currency Contracts††	—	$782,235	—	782,235
Total	$1,016,668	$782,235	—	$1,798,903

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,471,838	$53,010,705	53,010,705	$43,545,916	43,545,916

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$136,431	—	$16,936,627

Western Asset Inflation-Linked Opportunities & Income Fund 2025 Quarterly Report